Registration No. 2-76547
File No. 811-03420
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PreEffective Amendment No.	□
PostEffective Amendment No. 74	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 75	☒
Oppenheimer Integrity Funds
(Exact Name of Registrant as Specified in Charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices) (Zip Code)
(303) 768-3200
(Registrant’s Telephone Number, including Area Code)
Cynthia Lo Bessette, Esq.
OFI Global Asset Management, Inc.
225 Liberty Street, New York, New York 10281-1008
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b)
□ on                                        pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on                                       pursuant to paragraph (a)(1)
□ 75 days after filing pursuant to paragraph (a)(2)
□ on                                       pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
□ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of April 2018.
Oppenheimer Integrity Funds on behalf of Oppenheimer Total Return Bond Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:
Signatures	Title	Date
Robert J. Malone* Robert J. Malone	Chairman of the Board of Trustees	April 12, 2018

Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	April 12, 2018

Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	April 12, 2018

Andrew J. Donohue* Andrew J. Donohue	Trustee	April 12, 2018

Richard F. Grabish* Richard F. Grabish	Trustee	April 12, 2018

Beverly L. Hamilton* Beverly L. Hamilton	Trustee	April 12, 2018

Victoria J. Herget* Victoria J. Herget	Trustee	April 12, 2018

F. William Marshall, Jr.* F. William Marshall, Jr.	Trustee	April 12, 2018

Signatures	Title	Date
Karen L. Stuckey* Karen L. Stuckey	Trustee	April 12, 2018

James D. Vaughn* James D. Vaughn	Trustee	April 12, 2018

*By: /s/ Taylor V. Edwards Taylor V. Edwards, Attorney-in-Fact

EXHIBIT INDEX
Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document